Convertible promissory note and derivative liability (Details) - Convertible promissory note [Member] - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Exercise price	$ 0	$ 0.45
Ordinary share price	$ 0	$ 0.56
Term (in years)		1 year
Volatility		88.39%
Risk-free interest rate		4.05%
Dividend yield	0.00%	0.00%